Prepayments and other assets	12 Months Ended
Dec. 31, 2025
Prepayments and other assets
Prepayments and other assets

8.            Prepayments and other assets

(In thousands)	December 31, 2024	December 31, 2025
Current:
Advances to suppliers	2,726	3,094
Receivable related to an asset disposal in 2019	3,199	3,257
Loans to employees (Note)	2,941	2,800
Rental and other deposits	2,589	784
Rent receivables	1,841	3,297
Others	2,985	5,134
Less: Allowance for current expected credit losses and impairment	(6,223)	(5,516)
Total	10,058	12,850
Non-current:
Loans to employees, non-current portion (Note)	2,216	1,832
Prepayments for acquisition of long-term investments	2,400	—
Advances to suppliers, non-current portion	718	494
Total	5,334	2,326

The following table presents movement in the allowance for current expected credit loss and impairment:

(In thousands)	2023	2024	2025
Balance at beginning of the year	10,667	6,186	6,223
Additions	—	299	49
Reversals	(100)	(169)	(112)
Write-off	(4,234)	(34)	(758)
Exchange difference	(147)	(59)	114
Balance at end of the year	6,186	6,223	5,516

Note:

The Group entered into loan contracts with certain employees, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over a term of 5 to 10 years. The balances classified as current represented loan amounts that are repayable on demand or repayable within the next twelve months from the balance sheet date.